Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 687,344.13
Total Fee Amount	94.92
Total Offset Amount	0.00
Net Fee	$ 94.92
Offering Table N/A
Offset Table N/A	N/A